FORM 13F

                    FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number: ____

This Amendment(Check only one.): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pate Capital Partners, LP
Address:  555 Montgomery Street
          Suite 603
          San Francisco, CA  94111

Form 13F File Number:  28-10885

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bruce A. Pate
Title:    General Partner
Phone:    415-765-5589

Signature, Place, and Date of Signing:


Bruce A. Pate       San Francisco, CA.       February 13, 2012


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                    FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total:	$64,106


List of Other Included Managers:

NONE

							FORM 13F INFORMATION TABLE

							VALUE	SHRS OR	  SH/ PUT/ INVESTMENT	OTHER	   VOTING AUTHORITY
NAME OF ISSUER		  TITLE OF CLASS    CUSIP      (x$1000)	PRN AMT	  PRN CALL DISCRETION	MANAGERS  SOLE  SHARED  NONE

ATAC RESOURCES LTD		COM	046491106	4650	1800000	  SH	     sole	n/a	1800000	  0	 0
BARISAN GOLD CORP		COM	06759D101	1120	2381250	  SH	     sole	n/a	2381250	  0	 0
BERKSHIRE HATHAWAY INC		CL B	084670702	 763	  10000	  SH	     sole	n/a	  10000	  0	 0
CANADIAN ENERGY SVCS		COM	13566W108	2469	 225000	  SH	     sole	n/a	 225000	  0	 0
CELANESE CORP			COM	150870103	1107	  25000	  SH	     sole	n/a	  25000	  0	 0
CENTRAL GOLD TRUST		UNITS	153546106      15384	 260000	  SH	     sole	n/a	 260000	  0	 0
CHESAPEAKE GOLD CORP		COM	165184102	5972	 600000	  SH	     sole	n/a	 600000	  0	 0
CHINA EVERBRIGHT INT'L		ORD	 6630940	5427   15000000   SH	     sole	n/a    15000000	  0	 0
COPPER ONE			COM	21751Q109	 394	2000000	  SH	     sole	n/a	2000000	  0	 0
EAST ASIA MINERALS CORP		COM	270541105	2256	4800000	  SH	     sole	n/a	4800000	  0	 0
ENWAVE CORP			COM	29410K108	 622	 400000	  SH	     sole	n/a	 400000	  0	 0
EXPEDITION MINING INC		COM	30212V102	  84	1000000	  SH	     sole	n/a	1000000	  0	 0
FOCUS VENTURES LTD		COM	34416M108	 128	 650000	  SH	     sole	n/a	 650000	  0	 0
FORTUNA SILVER MINES INC	COM	349915108	2196	 400000	  SH	     sole	n/a	 400000	  0	 0
IPG PHOTONICS CORP		COM	44980X109	 847	  25000	  SH	     sole	n/a	  25000	  0	 0
LITHIUM ONE INC			COM	536806102	 886	1000000	  SH	     sole	n/a	1000000	  0	 0
MAXWELL TECH INC		COM	577767106	2761	 170000	  SH	     sole	n/a	 170000	  0	 0
MGIC INV CORP			COM	552848103	1119	 300000	  SH	     sole	n/a	 300000	  0	 0
MISTRAS GROUP INC		COM	60649T107	1529	  60000	  SH	     sole	n/a	  60000	  0	 0
OCEAN PARK VENTURES CORP	COM	67486Q104	 476	2200000	  SH	     sole	n/a	2200000	  0	 0
PANORAMIC RESOURCES		ORD	 6405665	 390	 327808	  SH	     sole	n/a	 327808	  0	 0
PARAMOUNT RESOURCES LTD		CL A	699320206	5836	 140000	  SH	     sole	n/a	 140000	  0	 0
RADIUS GOLD			COM	750468100	 442	2000000	  SH	     sole	n/a	2000000	  0	 0
ROCKHAVEN RESOURCES LTD		COM	77340P101	 369	1000000	  SH	     sole	n/a	1000000	  0	 0
SILVER RANGE RESOURCES LTD	COM	82809P105	1101	 800000	  SH	     sole	n/a	 800000	  0	 0
STRATEGIC METALS LTD		COM	862758208	2463	1800000	  SH	     sole	n/a	1800000	  0	 0
SYNTHESIS ENERGY SYS INC	COM	871628103	1550	1000000	  SH	     sole	n/a	1000000	  0	 0
TREVALI RES CORP		COM	89531J109	1122	1221000	  SH	     sole	n/a	1221000	  0	 0
WESGOLD MINERALS INC.		COM	950843102	 171	 200000	  SH	     sole	n/a	 200000	  0	 0
ZENA MINING CORP		COM	98935W103	 472	1000000	  SH	     sole	n/a	1000000	  0	 0


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